Consolidated Balance Sheets - Unaudited (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	May 21, 2009 BankUnited, FSB and Subsidiaries
Cash and due from banks:
Non-interest bearing	$ 34,899	$ 44,860	$ 57,788	$ 215,941
Interest bearing	12,159	12,523	2,805
Due from Federal Reserve Bank	291,582	502,828	290,192	919,755
Federal funds sold	5,119	4,563	5,430	7,584
Cash and cash equivalents	343,759	564,774	356,215	1,143,280
Investment securities available for sale, at fair value (including covered securities of $255,709, $263,568, and $275,726)	3,769,368	2,926,602	2,243,143	538,944
Federal Home Loan Bank stock	182,639	217,408	243,334	243,334
Loans held for sale	1,152	2,659	0	788
Loans (including covered loans of $2,923,637, $3,396,047, and $4,486,878)	3,818,265	3,934,217	4,611,519	11,014,215
Allowance for loan losses	(56,639)	(58,360)	(22,621)	(1,227,173)
Loans, net	3,761,626	3,875,857	4,588,898	9,787,042
FDIC indemnification asset	2,252,920	2,667,401	3,279,165
Bank owned life insurance	164,794	207,061	132,330	129,111
Other real estate owned, covered by loss sharing agreements	141,723	206,680	120,110	177,679
Deferred tax asset, net	0	0	22,533	0
Income tax receivable	12,584	10,862	0
Goodwill and other intangible assets	68,835	69,011	60,981	28,353
Other assets	147,259	121,245	83,252	212,331
Total assets	10,846,659	10,869,560	11,129,961	12,260,862
Demand deposits:
Non-interest bearing	606,676	494,499	332,941	247,646
Interest bearing	410,794	349,985	222,052	155,906
Savings and money market	3,340,919	3,134,884	2,592,642	1,682,937
Time	2,466,260	3,184,360	4,519,140	6,469,418
Total deposits	6,824,649	7,163,728	7,666,775	8,555,907
Securities sold under agreements to repurchase	2,165	492	2,972	1,310
Federal Home Loan Bank advances	2,245,744	2,255,200	2,079,051	4,429,350
Due to FDIC	0	0	114,006
Income taxes payable	0	0	82,701	0
Deferred tax liability, net	44,235	4,618	0	0
Advance payments by borrowers for taxes and insurance	38,636	22,563	31,237	52,362
Other liabilities	214,557	169,451	58,959	110,906
Total liabilities	9,369,986	9,616,052	10,035,701	13,149,835
Commitments and contingencies
Stockholders' equity:
Common Stock, par value $0.01 per share; 400,000,000, 110,000,000, 110,000,000, and 100,000 shares authorized; 97,249,874, 92,971,850, 92,767,310, and 100,000 shares issued and outstanding	972	930	928	0
Paid-in capital	1,220,782	950,831	947,032	793,928
Retained earnings (deficit)	217,720	269,781	119,046	(1,589,662)
Accumulated other comprehensive income (loss)	37,199	31,966	27,254	(93,239)
Total stockholder's equity (deficit)	1,476,673	1,253,508	1,094,260	(888,973)
Total liabilities and stockholder's equity (deficit)	$ 10,846,659	$ 10,869,560	$ 11,129,961	$ 12,260,862